Janus Henderson Global Technology and Innovation Portfolio Annual Fund Operating Expenses - Institutional Shares [Member] - Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares
Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.73%